American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income ETF (AVMU)
May 31, 2024

Avantis Core Municipal Fixed Income ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 98.4%
Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24(1)	100,000	100,281
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	50,000	51,011
Alabama Public School & College Authority Rev., 5.00%, 11/1/37	200,000	218,314
Alabama Public School & College Authority Rev., 4.00%, 11/1/38	150,000	151,388
Alabama Public School & College Authority Rev., 5.00%, 11/1/39	250,000	271,153
Alabama Public School & College Authority Rev., 4.00%, 11/1/40	700,000	699,561
Water Works Board of the City of Birmingham Rev., 4.00%, 1/1/41	300,000	296,093
		1,787,801
Arizona — 0.7%
Arizona Transportation Board Rev., 5.00%, 7/1/24	50,000	50,044
Arizona Transportation Board Rev., (Maricopa County Transportation Excise Tax Rev.), 5.00%, 7/1/25	165,000	167,764
Phoenix GO, 5.00%, 7/1/25	85,000	86,334
Pima County Sewer System Rev., 5.00%, 7/1/24(1)	5,000	5,004
Pima County Sewer System Rev., 5.00%, 7/1/25(1)	5,000	5,076
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	63,208
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	73,716
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	40,000	41,122
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/39	200,000	201,506
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	67,871
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	50,000	53,600
State of Arizona COP, 5.00%, 10/1/25(1)	125,000	127,515
State of Arizona Lottery Rev., 5.00%, 7/1/29(1)	30,000	32,381
		975,141
California — 10.7%
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	507,920
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	167,732
California State Public Works Board Rev., 5.00%, 2/1/26	1,000,000	1,026,582
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/27	75,000	75,229
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/32	100,000	100,340
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	40,000	40,564
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/28	170,000	171,978
California State University Rev., 5.00%, 11/1/36	200,000	205,362
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	40,000	40,723
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	75,000	76,356
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	44,643
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	136,981
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	60,000	61,348
Fresno Unified School District GO, 4.00%, 8/1/41	300,000	298,751
Los Angeles Community College District GO, 5.00%, 8/1/25	65,000	66,249
Los Angeles Community College District GO, 5.00%, 6/1/26	60,000	62,030
Los Angeles Community College District GO, 4.00%, 8/1/34	100,000	100,178
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/37	60,000	62,603
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/38	105,000	109,516
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/39	650,000	652,745
Los Angeles County Public Works Financing Authority Rev., 4.00%, 12/1/40	210,000	210,008
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 20), 4.00%, 10/1/42	300,000	295,094

Los Angeles Department of Airports Rev., 5.00%, 5/15/37	200,000	218,507
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	216,789
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	75,771
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	70,217
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27	15,000	15,012
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27	35,000	35,027
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/39	350,000	350,290
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/40	75,000	81,387
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	138,880
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	40,419
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	70,152
Los Angeles Unified School District GO, 5.00%, 7/1/40	225,000	228,323
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	119,630
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/24	80,000	80,459
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/31	180,000	186,154
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/33	225,000	226,899
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/35	100,000	100,566
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26 (AGM)	120,000	122,295
Peralta Community College District GO, 4.00%, 8/1/39	85,000	83,063
Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	50,001
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	670,362
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	53,877
San Diego Association of Governments Rev., 5.00%, 11/15/25, Prerefunded at 100% of Par(1)	275,000	281,455
San Diego Community College District GO, 4.00%, 8/1/26, Prerefunded at 100% of Par(1)	45,000	45,820
San Diego Unified School District GO, 5.00%, 7/1/26	75,000	76,258
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/34	125,000	122,831
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	250,000	245,389
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	40,000	43,416
San Francisco Public Utilities Commission Water Rev., 4.00%, 11/1/35	10,000	9,855
Santa County Clara GO, 3.50%, 8/1/38	175,000	161,332
Santa County Clara GO, 3.25%, 8/1/39	50,000	42,794
State of California GO, 5.00%, 8/1/27	200,000	203,216
State of California GO, 5.00%, 9/1/28	400,000	406,405
State of California GO, 5.00%, 8/1/29	110,000	113,430
State of California GO, 3.00%, 9/1/29	260,000	250,341
State of California GO, 5.00%, 9/1/31	50,000	51,578
State of California GO, 5.00%, 3/1/32	375,000	378,129
State of California GO, 4.00%, 9/1/32	110,000	110,194
State of California GO, 5.00%, 4/1/33	365,000	365,303
State of California GO, 4.00%, 9/1/33	60,000	60,103
State of California GO, 4.00%, 9/1/33	300,000	300,515
State of California GO, 4.00%, 9/1/33	455,000	455,782
State of California GO, 5.00%, 8/1/34	435,000	440,608
State of California GO, 4.00%, 10/1/34	40,000	41,199
State of California GO, 5.00%, 3/1/35	70,000	76,366
State of California GO, 3.00%, 10/1/35	300,000	277,149
State of California GO, 4.00%, 10/1/35	200,000	207,205
State of California GO, 4.00%, 3/1/36	145,000	149,430
State of California GO, 4.00%, 10/1/36	50,000	51,001
State of California GO, 4.00%, 11/1/36	50,000	51,571
State of California GO, 4.00%, 8/1/37	100,000	100,537
State of California GO, 5.00%, 10/1/37	300,000	300,925
State of California GO, 4.00%, 10/1/39	200,000	202,831
State of California Department of Water Resources Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	135,000	135,999

Sweetwater Union High School District GO, 4.00%, 8/1/42	505,000	494,316
University of California Rev., 5.00%, 5/15/29	35,000	35,474
University of California Rev., 5.00%, 5/15/34	50,000	53,068
University of California Rev., 5.00%, 5/15/36	65,000	67,752
University of California Rev., 5.00%, 5/15/38	30,000	32,728
University of California Rev., 4.00%, 5/15/40	310,000	313,339
University of California Rev., 5.00%, 5/15/40	450,000	453,579
Vernon Electric System Rev., 5.00%, 4/1/28	275,000	284,656
		15,240,891
Colorado — 1.4%
City & County of Denver Airport System Rev., 5.00%, 11/15/24	30,000	30,179
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/24 (NPFG)(2)	55,000	54,465
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NPFG)(2)	80,000	62,891
Regional Transportation District COP, 4.00%, 6/1/40	140,000	134,783
State of Colorado COP, 5.00%, 12/15/32	50,000	54,648
State of Colorado COP, 4.00%, 12/15/35	50,000	51,087
State of Colorado COP, 4.00%, 12/15/37	40,000	40,299
State of Colorado COP, 4.00%, 12/15/40	1,500,000	1,482,293
University of Colorado Rev., 4.00%, 6/1/43	80,000	78,837
		1,989,482
Connecticut — 2.2%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	275,000	270,750
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/42	400,000	401,787
State of Connecticut GO, 5.00%, 1/15/26	35,000	35,866
State of Connecticut GO, 5.00%, 10/15/26	205,000	212,145
State of Connecticut GO, 5.00%, 11/15/26	120,000	124,348
State of Connecticut GO, 4.00%, 1/15/31	50,000	51,684
State of Connecticut GO, 5.00%, 11/15/31	30,000	30,461
State of Connecticut GO, 5.00%, 10/15/34	50,000	51,218
State of Connecticut GO, 4.00%, 1/15/37	75,000	76,493
State of Connecticut GO, 4.00%, 1/15/38	170,000	172,469
State of Connecticut GO, 4.00%, 4/15/38	225,000	222,988
State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	55,000	56,479
State of Connecticut, Special Tax Rev., 5.00%, 9/1/29	40,000	41,017
State of Connecticut, Special Tax Rev., 5.00%, 5/1/32	90,000	99,304
State of Connecticut, Special Tax Rev., 5.00%, 10/1/33	60,000	63,433
State of Connecticut, Special Tax Rev., 4.00%, 5/1/36	665,000	677,425
State of Connecticut, Special Tax Rev., 5.00%, 5/1/37	75,000	81,099
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	70,319
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	75,000	63,708
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	225,773
University of Connecticut Rev., 4.00%, 4/15/38	95,000	95,217
		3,123,983
District of Columbia — 3.5%
District of Columbia GO, 5.00%, 10/15/30	100,000	108,252
District of Columbia GO, 5.00%, 6/1/35	265,000	275,586
District of Columbia GO, 5.00%, 6/1/36	100,000	103,916
District of Columbia GO, 4.00%, 6/1/37	100,000	100,864
District of Columbia GO, 5.00%, 6/1/37	100,000	103,646
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	450,000	463,651
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/37	360,000	366,654
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	107,543
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/40	1,315,000	1,316,010
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	207,116
Washington Metropolitan Area Transit Authority Rev., 3.00%, 7/15/36	125,000	111,735

Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	91,475
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	480,617
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	165,000	163,621
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	390,000	384,033
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/42	585,000	598,336
		4,983,055
Florida — 8.0%
Broward County Airport System Rev., 4.00%, 10/1/42	700,000	680,811
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/42	480,000	482,705
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	105,000	108,254
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	100,000	100,222
Central Florida Expressway Authority Rev., 4.00%, 7/1/35	180,000	178,021
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	54,210
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	150,000	147,315
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	65,000	63,005
Central Florida Expressway Authority Rev., 4.00%, 7/1/39	250,000	242,565
Central Florida Expressway Authority Rev., 4.00%, 7/1/41	135,000	129,494
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/28	160,000	164,461
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/30	310,000	317,531
Fort Lauderdale Water & Sewer Rev., 4.00%, 9/1/43	275,000	268,888
Gainesville Utilities System Rev., 5.00%, 10/1/37	55,000	57,035
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	106,073
JEA Water & Sewer System Rev., 4.00%, 10/1/39	300,000	290,463
Miami Beach Rev., 5.00%, 9/1/40	2,820,000	2,833,236
Miami-Dade County GO, 4.00%, 7/1/33	50,000	48,501
Miami-Dade County GO, 5.00%, 7/1/38	100,000	101,673
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	135,000	138,018
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	85,000	85,154
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/40	705,000	707,125
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	200,000	200,631
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/39	250,000	249,999
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	295,000	293,999
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	50,000	50,182
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	920,000	927,466
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	503,390
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	140,746
Orange County Convention Center Rev., 4.00%, 10/1/36	50,000	48,887
Orange County Convention Center/Orlando Rev., 5.00%, 10/1/24	80,000	80,304
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/34	115,000	111,676
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	150,000	146,662
Orange County School Board COP, 5.00%, 8/1/26, Prerefunded at 100% of Par(1)	50,000	51,420
Orange County School Board COP, 5.00%, 8/1/26, Prerefunded at 100% of Par(1)	165,000	169,684
Palm Beach County School District COP, 5.00%, 8/1/29	130,000	136,643
Palm Beach County School District COP, 5.00%, 8/1/31	110,000	111,413
Port State Lucie Utility System Rev., 4.00%, 9/1/36	130,000	130,127
School Board of Miami-Dade County COP, 5.00%, 2/1/25	60,000	60,505
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	81,671
School Board of Miami-Dade County COP, 5.00%, 2/1/29	60,000	61,214
School Board of Miami-Dade County COP, 5.00%, 5/1/30	60,000	60,531
School Board of Miami-Dade County COP, 5.00%, 5/1/32	190,000	191,664
Tampa Bay Water Rev., 5.50%, 10/1/24 (NPFG)	55,000	55,296
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	250,000	234,251
		11,403,121

Georgia — 2.5%
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	880,000	886,157
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	77,744
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	126,737
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/30	80,000	87,599
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	206,517
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/26, Prerefunded at 100% of Par(1)	310,000	320,004
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	41,145
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	231,333
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	253,865
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 10/1/38	110,000	109,838
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	50,474
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	235,268
State of Georgia GO, 4.00%, 7/1/36	855,000	870,944
		3,497,625
Hawaii — 0.6%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	73,930
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/42	160,000	157,771
City & County of Honolulu GO, 5.00%, 3/1/25	45,000	45,492
City & County of Honolulu GO, 5.00%, 3/1/26	115,000	118,178
City & County of Honolulu GO, 5.00%, 9/1/30	185,000	197,148
City & County of Honolulu GO, 5.00%, 3/1/31	45,000	49,044
State of Hawaii GO, 5.00%, 10/1/30	60,000	62,666
State of Hawaii GO, 5.00%, 1/1/36	35,000	36,877
State of Hawaii GO, 5.00%, 1/1/38	75,000	78,646
State of Hawaii Airports System Rev., 5.00%, 7/1/33	35,000	38,178
		857,930
Idaho — 0.1%
Idaho Housing & Finance Association Rev., 4.00%, 7/15/38	160,000	159,550
Illinois — 7.3%
Chicago GO, 5.00%, 1/1/34	65,000	70,152
Chicago GO, 5.00%, 1/1/34	200,000	214,009
Chicago GO, 4.00%, 1/1/36	145,000	144,158
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	45,000	45,234
Chicago O'Hare International Airport Rev., 5.00%, 1/1/31	100,000	100,541
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	25,000	25,434
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	170,000	170,904
Chicago O'Hare International Airport Rev., 5.00%, 1/1/34	25,000	25,432
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	92,759
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	115,000	116,838
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	100,537
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	160,000	164,582
Chicago O'Hare International Airport Rev., 5.00%, 1/1/41	300,000	303,074
Chicago Waterworks Rev., 5.00%, 11/1/39	945,000	946,503
City of Chicago GO, 5.00%, 1/1/33	375,000	401,953
Cook County GO, 5.00%, 11/15/25	55,000	56,098
Cook County Sales Tax Rev., 4.00%, 11/15/39	1,000,000	945,607
Cook County Sales Tax Rev., 4.00%, 11/15/40	285,000	269,959
Cook County Sales Tax Rev., 4.00%, 11/15/41	100,000	95,250
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	129,819
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/32	115,000	118,913
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	100,000	103,348
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/37	225,000	231,125
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	91,220
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/26	150,000	151,952

Illinois Municipal Electric Agency Rev., 5.00%, 2/1/27	250,000	252,653
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/29	140,000	141,438
Illinois Municipal Electric Agency Rev., 4.00%, 2/1/33	510,000	490,847
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/25	100,000	100,735
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	135,000	145,635
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	655,000	658,697
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	136,958
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	76,023
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	135,000	131,327
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/43	190,000	201,981
Metropolitan Pier & Exposition Authority Rev., 4.00%, 12/15/42	570,000	545,780
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	205,000	208,837
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	96,546
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	56,914
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/28	190,000	199,103
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	159,420
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	355,000	348,725
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/43	220,000	226,691
Springfield Electric Rev., 4.00%, 3/1/40 (AGM)	20,000	19,168
State of Illinois GO, 5.00%, 5/1/25	150,000	150,116
State of Illinois GO, 5.00%, 7/1/25	135,000	136,625
State of Illinois GO, 5.00%, 12/1/25	115,000	116,957
State of Illinois GO, 5.00%, 2/1/26	40,000	40,754
State of Illinois GO, 5.00%, 2/1/27	200,000	200,145
State of Illinois GO, 5.00%, 3/1/27	100,000	103,132
State of Illinois GO, 5.00%, 10/1/31	100,000	107,301
State of Illinois GO, 5.00%, 3/1/34	40,000	43,090
State of Illinois GO, 5.00%, 5/1/35	35,000	35,027
State of Illinois GO, 5.00%, 5/1/39	150,000	150,093
State of Illinois Rev., 5.00%, 6/15/26	15,000	15,020
		10,411,139
Indiana — 0.5%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	394,686
Indiana Municipal Power Agency Rev., 5.00%, 1/1/33	50,000	51,209
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	200,000	196,364
		642,259
Kansas — 0.9%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/33	1,300,000	1,319,635
Kentucky — 0.5%
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/26	50,000	50,134
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/25	585,000	595,772
Kentucky Turnpike Authority Rev., (Kentucky Transportation Cabinet), 5.00%, 7/1/25	125,000	126,895
		772,801
Louisiana — 0.8%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(1)	85,000	85,804
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/28	560,000	578,088
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/29	115,000	118,822
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/30	120,000	124,071
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/31	145,000	149,849
State of Louisiana GO, 5.00%, 8/1/27	75,000	77,471
		1,134,105

Maryland — 1.2%
Montgomery County GO, 5.00%, 11/1/24	35,000	35,206
Prince County George's GO, 5.00%, 7/15/31	100,000	106,362
State of Maryland GO, 5.00%, 8/1/27	500,000	525,763
State of Maryland GO, 5.00%, 8/1/35	105,000	115,196
State of Maryland GO, 5.00%, 6/1/36	150,000	168,817
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	58,789
State of Maryland Department of Transportation Rev., 4.00%, 10/1/32	690,000	695,209
		1,705,342
Massachusetts — 2.4%
Massachusetts GO, 5.00%, 2/1/35	50,000	51,939
Massachusetts GO, 3.00%, 7/1/35	100,000	92,158
Massachusetts GO, 5.00%, 9/1/37	50,000	52,823
Massachusetts GO, 4.00%, 12/1/39	50,000	49,015
Massachusetts GO, 4.00%, 11/1/40	275,000	274,827
Massachusetts GO, 5.00%, 11/1/41	55,000	56,897
Massachusetts GO, 4.00%, 4/1/42	645,000	628,433
Massachusetts GO, 5.00%, 11/1/45	75,000	79,459
Massachusetts GO, 5.00%, 11/1/50	75,000	78,597
Massachusetts Bay Transportation Authority Rev., 0.00%, Capital Appreciation, 7/1/31(2)	500,000	370,449
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/40	1,000,000	1,011,416
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/39	75,000	73,132
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 10/1/41	135,000	146,686
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	96,226
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	60,862
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	152,302
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/33	155,000	166,751
		3,441,972
Michigan — 2.6%
Michigan Finance Authority Rev., (Detroit Public Lighting Authority Utility Users Tax Rev.), 5.00%, 7/1/39	165,000	165,051
Michigan Finance Authority Rev., (Detroit), 4.50%, 10/1/29	170,000	169,017
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	25,000	25,018
Michigan State Building Authority Rev., 5.00%, 4/15/30	30,000	30,368
Michigan State Building Authority Rev., 5.00%, 4/15/32	450,000	455,468
State of Michigan Trunk Line Rev., 5.00%, 11/15/29	75,000	81,588
State of Michigan Trunk Line Rev., 4.00%, 11/15/36	910,000	929,905
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	75,000	76,253
State of Michigan Trunk Line Rev., 4.00%, 11/15/39	500,000	504,764
State of Michigan Trunk Line Rev., 4.00%, 11/15/40	100,000	100,364
State of Michigan Trunk Line Rev., 4.00%, 11/15/41	945,000	945,831
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/40	200,000	201,789
		3,685,416
Minnesota — 0.1%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	103,772
Mississippi — 0.9%
State of Mississippi GO, 5.00%, 10/1/29	1,180,000	1,237,646
Missouri — 0.2%
Missouri Joint Municipal Electric Utility Commission Rev., 5.00%, 12/1/40	275,000	277,203
Nebraska — 1.0%
Omaha Public Power District Rev., 4.00%, 2/1/39	1,210,000	1,181,234
Omaha Public Power District Rev., 4.00%, 2/1/42	295,000	291,904
		1,473,138
Nevada — 1.1%
Clark County GO, 5.00%, 6/1/43	180,000	187,116
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	55,000	58,921

Clark County School District GO, 5.00%, 6/15/25	115,000	116,671
Clark County School District GO, 5.00%, 6/15/27	265,000	270,264
Las Vegas Convention & Visitors Authority Rev., (Clark County & City of Las Vegas Combined Room Tax Rev.), 5.00%, 7/1/43	500,000	517,384
Las Vegas Valley Water District GO, 4.00%, 6/1/39	200,000	195,273
State of Nevada Highway Improvement Rev., 5.00%, 12/1/25	50,000	51,163
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	46,329
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	51,466
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	109,601
		1,604,188
New Jersey — 2.7%
Hudson County Improvement Authority Rev., 4.00%, 10/1/46	100,000	96,201
Hudson County Improvement Authority Rev., 4.00%, 10/1/51	150,000	141,028
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/25	30,000	30,148
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	51,625
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/24	50,000	49,998
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	250,000	253,353
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	95,000	95,179
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 12/15/26, Prerefunded at 100% of Par(1)	140,000	145,251
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	25,057
New Jersey Economic Development Authority Rev., (State of New Jersey Division of Property Management & Construction), 5.00%, 6/15/42	645,000	659,297
New Jersey Educational Facilities Authority Rev., (Montclair State University, Inc.), 5.00%, 7/1/39	20,000	20,017
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	56,287
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	35,000	36,691
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	100,000	108,074
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	140,000	142,783
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	50,000	52,595
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.25%, 6/15/40	850,000	854,164
New Jersey Turnpike Authority Rev., 5.00%, 1/1/30	285,000	285,163
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	275,000	275,151
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	95,000	95,951
New Jersey Turnpike Authority Rev., 4.00%, 1/1/43	200,000	194,814
State of New Jersey GO, 5.00%, 6/1/28	50,000	53,036
State of New Jersey GO, 4.00%, 6/1/30	100,000	103,319
		3,825,182
New Mexico — 0.0%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	49,935
New York — 17.5%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	20,526
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/29	60,000	62,360
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	165,660
Hudson Yards Infrastructure Corp. Rev., 4.00%, 2/15/44	610,000	587,948
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	58,803
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	105,896
Long Island Power Authority Rev., 5.00%, 9/1/39	350,000	350,566
Long Island Power Authority Rev., 5.00%, 9/1/41	165,000	168,416
Long Island Power Authority Rev., 5.00%, 9/1/42	195,000	200,532
Metropolitan Transportation Authority Rev., 5.00%, 11/15/25	110,000	112,134
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	200,000	209,804
Metropolitan Transportation Authority Rev., 4.00%, 11/15/36	40,000	39,104
Metropolitan Transportation Authority Rev., 5.00%, 11/15/37	40,000	40,433
Metropolitan Transportation Authority Rev., 5.00%, 11/15/39	155,000	155,823
Metropolitan Transportation Authority Rev., 4.00%, 11/15/41 (AGM)	220,000	213,975
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	100,000	101,442

Metropolitan Transportation Authority Rev., 4.00%, 11/15/42	100,000	94,562
Metropolitan Transportation Authority Rev., 4.25%, 11/15/42	135,000	135,089
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/35	25,000	25,911
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/42	810,000	830,633
Nassau County GO, 5.00%, 10/1/27	80,000	84,451
New York City GO, 5.00%, 8/1/25	165,000	165,347
New York City GO, 5.00%, 8/1/25	200,000	203,432
New York City GO, 5.00%, 8/1/26	105,000	108,445
New York City GO, 5.00%, 8/1/27	100,000	104,907
New York City GO, 5.25%, 10/1/30	50,000	52,515
New York City GO, 4.00%, 3/1/33	295,000	287,627
New York City GO, 5.00%, 8/1/37	105,000	106,900
New York City GO, 4.00%, 8/1/39	360,000	346,726
New York City GO, 4.00%, 8/1/40	650,000	638,197
New York City GO, 4.00%, 8/1/41	400,000	391,279
New York City GO, 5.00%, 12/1/41	80,000	81,252
New York City GO, 5.00%, 9/1/42	185,000	200,089
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	94,771
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/36 (ST AID WITHHLDG)	330,000	327,479
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	159,123
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	132,753
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	50,000	50,178
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	73,293
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	75,000	75,870
New York State Dormitory Authority Rev., (Fordham University), 5.00%, 7/1/41	1,285,000	1,308,975
New York State Dormitory Authority Rev., (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/40	115,000	115,274
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/43	425,000	397,115
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/34	75,000	76,078
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	50,004
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/36	100,000	102,919
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	284,695
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/41	1,420,000	1,395,579
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/43	400,000	386,828
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/30	100,000	103,879
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	500,000	532,129
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/32	420,000	421,650
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	42,513
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	43,942
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	100,000	106,640
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	75,000	75,280
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	145,000	145,654
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	65,000	64,810
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/39	200,000	198,032
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	145,000	143,458
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/40	560,000	578,587
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	100,000	98,518
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/41	125,000	132,623
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 3.00%, 3/15/41	530,000	434,575
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/42	100,000	101,352
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/42	550,000	601,320
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/43	160,000	155,022
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/43	250,000	242,287
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	200,000	192,686

New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/32	75,000	75,023
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/33	60,000	61,557
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/34	165,000	167,322
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	50,000	52,622
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/40	105,000	109,995
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	235,000	228,939
New York State Dormitory Authority Rev., (Trustees of Columbia University in the New York City), 5.00%, 10/1/38	70,000	74,200
New York State Thruway Authority Rev., 5.00%, 1/1/29	100,000	100,621
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	101,712
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	101,126
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	35,189
New York State Thruway Authority Rev., 4.00%, 1/1/42	700,000	689,856
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	100,000	101,165
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/40	120,000	131,080
New York State Urban Development Corp. Rev., 5.00%, 3/15/26	45,000	46,273
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26, Prerefunded at 100% of Par(1)	115,000	118,166
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/29	65,000	65,915
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	50,000	50,936
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	150,000	152,706
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	52,740
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	85,000	85,169
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	200,000	217,370
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	60,000	62,812
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	100,000	98,078
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	400,000	427,070
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	140,000	155,764
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/39	1,390,000	1,393,759
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/39	70,000	74,694
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/41	110,000	116,535
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	75,000	73,620
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	900,000	879,075
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	448,570
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/35	40,000	44,026
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	101,321
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/41	1,000,000	983,687
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24(1)	50,000	50,250
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	60,000	62,438
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	80,000	84,382
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	50,000	53,566
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	150,000	156,344
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	105,000	108,876
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	98,473
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	206,682
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	51,548
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	101,264
Utility Debt Securitization Authority Rev., 5.00%, 6/15/27	40,000	40,645
Utility Debt Securitization Authority Rev., 5.00%, 12/15/32	85,000	86,611
Utility Debt Securitization Authority Rev., 5.00%, 12/15/34	85,000	86,999
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	50,828
		24,814,274
North Carolina — 0.5%
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/25	180,000	181,211
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/31	50,000	50,865
North Carolina Turnpike Authority Rev., 0.00%, Capital Appreciation, 1/1/41(2)	500,000	238,754

State of North Carolina GO, 5.00%, 6/1/29	60,000	65,145
State of North Carolina Rev., 5.00%, 3/1/33	115,000	123,223
		659,198
Ohio — 2.2%
American Municipal Power, Inc. Rev., 5.00%, 2/15/33	90,000	96,944
American Municipal Power, Inc. Rev., 5.00%, 2/15/35	100,000	107,820
American Municipal Power, Inc. Rev., 4.00%, 2/15/36	325,000	327,642
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/36	175,000	177,751
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/37	435,000	439,176
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/38	50,000	50,281
Cincinnati City School District GO, 5.25%, 12/1/30 (NPFG)	30,000	33,195
Franklin Sales Tax Rev., 5.00%, 6/1/43	100,000	104,442
Hamilton County Sales Tax Rev., 4.00%, 12/1/31	200,000	200,785
Hamilton County Sales Tax Rev., 4.00%, 12/1/32	505,000	506,956
Northeast Ohio Regional Sewer District Rev., 3.00%, 11/15/39	230,000	191,940
Ohio State University Rev., 4.00%, 12/1/43	700,000	690,996
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	81,181
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	107,937
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	45,000	48,998
State of Ohio GO, 5.00%, 8/1/24	30,000	30,058
		3,196,102
Oklahoma — 1.2%
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	80,000	81,903
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 29 Norman), 5.00%, 6/1/24	225,000	225,000
Grand River Dam Authority Rev., 5.00%, 6/1/25	250,000	253,102
Grand River Dam Authority Rev., 5.00%, 6/1/39	565,000	565,048
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/30	175,000	189,711
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/37	375,000	381,735
		1,696,499
Oregon — 0.3%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	81,184
Multnomah County School District No. 1 Portland GO, 5.00%, 6/15/24 (SCH BD GTY)	25,000	25,009
Oregon State Lottery Rev., 5.00%, 4/1/27	175,000	176,847
State of Oregon Department of Transportation Rev., 5.00%, 11/15/24, Prerefunded at 100% of Par(1)	65,000	65,392
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/24Prerefunded at 100% of Par, (SCH BD GTY)(1)	35,000	35,012
		383,444
Pennsylvania — 5.2%
Commonwealth Financing Authority Rev., (Pennsylvania Department of Community & Economic Development), 5.00%, 6/1/35	210,000	211,645
Commonwealth of Pennsylvania COP, 5.00%, 7/1/43	100,000	102,490
Delaware River Port Authority Rev., 5.00%, 1/1/40	715,000	756,576
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/31	100,000	104,886
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	175,000	183,600
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	300,000	293,083
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/43	100,000	101,495
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	265,000	275,764
Pennsylvania GO, 5.00%, 9/15/24	100,000	100,361
Pennsylvania GO, 4.00%, 9/15/32	330,000	330,363
Pennsylvania GO, 4.00%, 5/1/33	220,000	225,532
Pennsylvania GO, 4.00%, 3/15/34	50,000	49,988

Pennsylvania GO, 3.00%, 9/15/36	80,000	70,289
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	990,794
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 2/15/43	210,000	206,511
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/35	105,000	105,381
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	1,675,000	1,691,017
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/41	30,000	30,562
Philadelphia GO, 4.00%, 8/1/35	570,000	570,248
Philadelphia Authority for Industrial Development Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/42	170,000	161,221
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/50 (AGM)	100,000	104,392
Philadelphia Water & Wastewater Rev., 5.00%, 10/1/42	690,000	710,301
		7,376,499
Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	1,007,862
South Carolina — 0.7%
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	150,000	150,020
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	120,000	121,984
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	445,000	449,958
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	25,000	25,243
South Carolina Public Service Authority Rev., 5.00%, 12/1/37	100,000	101,015
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	38,038
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	57,899
		944,157
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	50,000	51,237
Texas — 10.0%
Bexar County GO, 4.00%, 6/15/41	75,000	73,004
Bexar County GO, 5.00%, 6/15/42	400,000	409,267
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	30,000	30,073
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	35,000	35,085
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/25	50,000	50,935
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	472,992
Board of Regents of the University of Texas System Rev., 4.00%, 8/15/42	245,000	245,009
Central Texas Regional Mobility Authority Rev., 3.375%, 1/1/41	35,000	30,068
Central Texas Turnpike System Rev., 4.00%, 8/15/38	360,000	333,683
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	95,468
Dallas GO, 5.00%, 2/15/27	655,000	655,964
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	240,000	259,688
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	54,011
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	70,215
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/41	330,000	323,539
Dallas Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	35,000	35,085
Dallas Independent School District GO, 5.00%, 8/15/24, Prerefunded at 100% of Par (PSF-GTD)(1)	40,000	40,084
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	81,408
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/31	190,000	195,426
Dallas Waterworks & Sewer System Rev., 4.00%, 10/1/41	100,000	94,074
El Paso GO, 4.00%, 8/15/41	50,000	47,867
Hidalgo County GO, 4.00%, 8/15/43	500,000	480,670
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	56,278
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,035,000	1,040,429
North Texas Tollway Authority Rev., 5.00%, 1/1/30	65,000	65,342
North Texas Tollway Authority Rev., 5.00%, 1/1/30	65,000	66,177
North Texas Tollway Authority Rev., 4.00%, 1/1/37	50,000	50,408
North Texas Tollway Authority Rev., 4.00%, 1/1/38	35,000	34,046
North Texas Tollway Authority Rev., 5.00%, 1/1/43	400,000	412,741
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	30,000	29,788

North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/44	500,000	477,780
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	80,904
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/26	75,000	76,810
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	130,000	133,470
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	230,000	236,026
San Antonio Electric & Gas Systems Rev., 4.00%, 2/1/34	1,075,000	1,077,643
San Antonio Public Facilities Corp. Rev., 4.00%, 9/15/42	1,150,000	1,058,243
San Jacinto Community College District GO, 4.00%, 2/15/41	2,900,000	2,806,320
State of Texas GO, 5.00%, 10/1/24, Prerefunded at 100% of Par(1)	50,000	50,197
State of Texas GO, 5.00%, 10/1/28	40,000	40,720
State of Texas GO, 5.00%, 10/1/30	55,000	56,973
State of Texas GO, 5.00%, 10/1/33	100,000	103,595
Texas A&M University Rev., 5.00%, 5/15/25	295,000	299,205
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	45,659
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	105,000	101,364
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	540,000	539,018
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/35	125,000	126,278
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 4/15/38	220,000	213,942
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/38	400,000	401,206
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	285,000	300,285
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	75,958
University of Texas System Rev., 5.00%, 8/15/30	50,000	54,754
		14,225,174
Utah — 0.7%
Salt Lake City Airport Rev., 5.00%, 7/1/42	150,000	153,661
State of Utah GO, 5.00%, 7/1/29	40,000	43,094
Utah Transit Authority Rev., 5.00%, 6/15/25	80,000	81,203
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	600,000	609,555
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	44,204
		931,717
Vermont — 0.2%
University of Vermont & State Agricultural College Rev., 4.00%, 10/1/40	245,000	238,587
Virginia — 1.3%
Virginia College Building Authority Rev., 5.00%, 2/1/30	75,000	78,740
Virginia College Building Authority Rev., 5.00%, 2/1/31	70,000	72,643
Virginia College Building Authority Rev., 3.00%, 2/1/35	80,000	71,163
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	50,000	51,809
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/27	60,000	63,215
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/33	50,000	52,440
Virginia Public Building Authority Rev., 5.00%, 8/1/27	100,000	104,999
Virginia Resources Authority Rev., 4.00%, 11/1/41	150,000	146,418
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	1,160,000	1,147,899
		1,789,326
Washington — 4.4%
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	50,000	55,237
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 4.00%, 11/1/40	150,000	151,128
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes), 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	50,000	51,115
Central Puget Sound Regional Transit Authority Rev., (Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/26	50,000	51,897
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	25,000	25,052
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	68,123
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/31	15,000	15,031
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	50,682
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	50,000	54,599

Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	65,000	72,519
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/38	125,000	132,442
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	1,105,000	1,083,956
King County Sewer Rev., 4.00%, 7/1/31	125,000	125,722
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	635,121
Seattle Municipal Light & Power Rev., 4.00%, 7/1/43	1,000,000	972,168
Snohomish County Public Utility District No. 1 Electric System Rev., 5.00%, 12/1/40	200,000	202,305
State of Washington GO, 5.00%, 8/1/24	300,000	300,524
State of Washington GO, 4.00%, 7/1/26	50,000	49,913
State of Washington GO, 5.00%, 8/1/28	50,000	51,545
State of Washington GO, 5.00%, 7/1/29	250,000	255,601
State of Washington GO, 5.00%, 8/1/32	40,000	40,540
State of Washington GO, 5.00%, 8/1/32	255,000	266,259
State of Washington GO, 5.00%, 8/1/34	145,000	146,939
State of Washington GO, 5.00%, 8/1/36	55,000	56,273
State of Washington GO, 5.00%, 2/1/40	40,000	42,734
State of Washington GO, 5.00%, 2/1/40	100,000	102,529
State of Washington GO, 5.00%, 8/1/40	265,000	281,646
University of Washington Rev., 4.00%, 6/1/37	10,000	9,789
University of Washington Rev., 4.00%, 12/1/41	875,000	845,305
		6,196,694
West Virginia — 0.2%
State of West Virginia GO, 5.00%, 12/1/41	70,000	73,026
State of West Virginia GO, 4.00%, 12/1/42	210,000	210,088
		283,114
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority Rev., (Medical College of Wisconsin, Inc.), 5.00%, 12/1/41	135,000	137,594
TOTAL MUNICIPAL SECURITIES (Cost $141,800,006)		139,633,790
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
BlackRock Liquidity Funds MuniCash (Cost $501,839)	501,789	501,839
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $142,301,845)		140,135,629
OTHER ASSETS AND LIABILITIES — 1.3%		1,782,333
TOTAL NET ASSETS — 100.0%		$141,917,962

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
GO	–	General Obligation
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
SCH BD GTY	–	School Bond Guaranty
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$139,633,790	—
Short-Term Investments	$501,839	—	—
	$501,839	$139,633,790	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.